Related party transactions - Schedule of Loan Balances Outstanding (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans
At 1 January	£ 1	£ 1	£ 2
Advanced (includes loans to appointed key management personnel)	1	1	0
Repayments (includes loans to former key management personnel)	(1)	(1)	(1)
At 31 December	£ 1	£ 1	£ 1